Right-of-use assets, long-term financial assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use assets, long-term financial assets and lease liabilities
Schedule of the movements in the net value book value of right-of-use assets

The following tables show the movements in the net book values of right-of-use of leased assets for the years ended December 31, 2023 and 2022, respectively:

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2022	2,708	74	26	2,808
Additions and reassessment	1,243	—	—	1,243
Depreciation	(505)	(24)	(14)	(543)
Balance as of December 31, 2023	3,446	50	12	3,508

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2021	2,776	98	40	2,914
Additions and reassessment	460	—	—	460
Depreciation	(528)	(24)	(14)	(566)
Balance as of December 31, 2022	2,708	74	26	2,808

Schedule of impact on condensed consolidated statements of income/(loss) and cash flows

For the years ended December 31, 2023, and 2022, the impact on the Company’s consolidated statements of income/(loss) and consolidated statements of cash flows is detailed in the table below.

	For the Year Ended
	December 31,
In CHF thousands	2023	2022
Statements of income/(loss)
Depreciation of right-of-use assets	543	566
Interest expense on lease liabilities	90	68
Expense for short-term leases and leases of low value	793	750
Total	1,426	1,384

Statements of cash flows
Total cash outflow for leases	1,431	1,388

Schedule of contractual undiscounted cash flows for lease obligations

The following table presents the contractual undiscounted cash flows for lease liabilities as of December 31, 2023 and 2022:

	As of
	December 31,
In CHF thousands	2023	2022
Less than one year	784	638
1-3 years	1,526	1,230
3-5 years	1,505	1,187
Total	3,815	3,055